MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise MLP & Pipeline Fund
Tortoise Select Opportunity Fund
 (together, the “Funds”)

Supplement dated January 31, 2018 to:

Prospectus and Summary Prospectus dated March 30, 2017, as amended

Tortoise Capital Advisors, L.L.C. Change of Control

At a joint special meeting of shareholders of the Funds held on December 21, 2017, shareholders of each Fund approved a new investment advisory agreement between the Trust, on behalf of each Fund, and Tortoise Capital Advisors, L.L.C. (“TCA”) to take effect upon a change of control at TCA. The change of control took place on January 31, 2018, when a vehicle formed by Lovell Minnick Partners LLC (“Lovell Minnick”) and owned by certain private funds sponsored by Lovell Minnick and a group of institutional co-investors purchased a controlling equity stake in Tortoise Investments, LLC (“Tortoise”), the parent company of TCA, which was previously held by Montage Investments, LLC (a subsidiary of Mariner Holdings, LLC), as well as the interests of retiring co-founders of Tortoise.

Portfolio Management Change

Effective January 31, Zachary A. Hamel, Terry C. Matlack, and Kenneth P. Malvey will no longer be involved in the portfolio management of the Funds. Accordingly, all references to them in the Prospectus and Summary Prospectus are hereby deleted.  In addition, Stephen Pang and Brett Jergens have been added as portfolio managers of the Funds, effective January 1, 2018. Accordingly, the Prospectus and Summary Prospectus for each Fund are amended as indicated below.

The disclosure under “Investment Adviser and Investment Committee” on pages 7, 13 and 21 of the Prospectus, is deleted and replaced with the following:

Investment Adviser and Portfolio Managers
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser. Primary responsibility for the day-to-day management of the Fund’s portfolio is the joint responsibility of a team of portfolio managers consisting of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, Robert J. Thummel, Jr., Steven Pang and Brett Jergens. The investment committee of the Adviser, comprised of certain of these portfolio managers and other employees of the Adviser, provides investment strategy oversight to the portfolio management team who implements the strategy.

Each of Messrs. Kessens, Mick, Sallee and Thummel is a Managing Director and Portfolio Manager of the Adviser.  Messrs. Pang and Jergens are Portfolio Managers of the Adviser. Messrs. Kessens, Mick, Sallee, and Thummel have each been portfolio managers involved with managing the Fund since 2013. Messrs. Pang and Jergens have been portfolio managers of the Fund since January 1, 2018.

The heading “Investment Committee” on page 39 of the Prospectus is changed to “Portfolio Managers” and the disclosure under such heading is replaced with the following:

Primary responsibility for the day-to-day management of each Fund’s portfolio is the joint responsibility of a team of portfolio managers consisting of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, Robert J. Thummel, Jr., Steven Pang and Brett Jergens. The investment committee of the Adviser, comprised of certain of these portfolio managers and other employees of the Adviser, provides investment strategy oversight to the portfolio management team who implements the strategy.

Brian A. Kessens, CFA, Managing Director and Portfolio Manager
Mr. Kessens joined the Adviser in 2008. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2015, and a member of the Investment Committee since June 30, 2015. Mr. Kessens has served as president of the Tortoise Power and Energy Infrastructure Fund, Inc. and Tortoise Pipeline & Energy Fund, Inc. closed-end funds since June 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2008 to June 2012. Previously, from 2004 to 2008, he was a vice president in Citigroup’s global energy investment banking practice. Prior to Citigroup, he served from 1997 to 2002 as a field artillery officer in the United States Army. Mr. Kessens earned a Master of Business Administration from Columbia Business School in New York and a Bachelor of Science in economics from the United States Military Academy at West Point. He earned his CFA designation in 2006.

James R. Mick, CFA, Managing Director and Portfolio Manager
Mr. Mick joined the Adviser in 2006. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2011 to June 2012, and a research analyst from 2006 to 2011. Previously, he was a senior finance specialist at General Electric Insurance Solutions (now Swiss Re) from 2003 to 2006 and a senior auditor at Ernst & Young from 2000 to 2003. Mr. Mick earned Bachelor of Science degrees in business administration and accounting and a Master of Accounting and Information Systems degree from the University of Kansas. He earned his CFA designation in 2010.

Matthew G.P. Sallee, CFA, Managing Director and Portfolio Manager
Mr. Sallee joined the Adviser in 2005. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. Mr. Sallee has served as president of the Tortoise Energy Infrastructure Corporation and Tortoise MLP Fund, Inc. closed-end funds since June 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2009 to June 2012, and a research analyst from 2005 to 2009. Previously, he served for five years (from 2000 to 2005) as a senior financial analyst with Aquila, Inc., where he was responsible for analysis of capital allocation at the firm’s communications infrastructure subsidiary, Everest Connections. Mr. Sallee graduated magna cum laude from the University of Missouri with a degree in business administration. He earned his CFA designation in 2009.

Robert J. Thummel, Jr., Managing Director and Portfolio Manager
Mr. Thummel joined the Adviser in 2004. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. Mr. Thummel has served as president of the Tortoise Energy Independence Fund, Inc. closed-end fund since June 2015.  He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2004 to June 2012. Mr. Thummel was previously the president of Tortoise North American Energy Corporation from 2008 until the fund was merged into Tortoise Energy Infrastructure Corporation in June 2014. Previously, he was director of finance at KLT Inc., a subsidiary of Great Plains Energy, from 1998 to 2004 and a senior auditor at Ernst & Young from 1995 to 1998. Mr. Thummel earned a Bachelor of Science in accounting from Kansas State University and a Master of Business Administration degree from the University of Kansas.

Stephen Pang, CFA, Portfolio Manager
Mr. Pang joined the Adviser in 2014. Mr. Pang has been a portfolio manager of the Adviser since January 2018.  He has served as a Vice President of the Tortoise Pipeline & Energy Fund, Inc. closed-end fund since May 2017.  Mr. Pang was an investment analyst of the Adviser from January 2015 to January 2017 and was a research analyst from October 2014 to January 2015.  Before joining the Adviser, he was a director in Credit Suisse's Equity Capital Markets Group. Prior to joining Credit Suisse in 2012, he spent eight years in Citigroup's Investment Banking Division where he focused on equity underwriting and corporate finance in the energy sector. Mr. Pang earned a Bachelor of Science in Business Administration from the University of Richmond. He earned his CFA designation in 2016.

Brett Jergens, CFA, Portfolio Manager
Mr. Jergens joined the Adviser in 2007. Mr. Jergens has been a portfolio manager of the Adviser since January 2018.  He has served as vice president of the Tortoise Energy Independence Fund, Inc. closed-end fund since June 2015. Mr. Jergens was an investment analyst of the Adviser from December 2010 to January 2018 and a research analyst from June 2007 to December 2010.  Previously, he was a vice president at Enterprise Bank & Trust from 2006 to 2007, a financial planner and head of investments at Searcy Financial Services from 2004 to 2006 and a tax accountant at KPMG LLP from 2002 to 2004. Mr. Jergens earned Bachelor of Science degrees in finance and accounting from Kansas State University. He earned his CFA designation in 2011.

The Investment Committee oversees all portfolio management activities and establishes each Fund’s strategy. The portfolio management team is responsible for implementing the strategy of the Funds determined by the Investment Committee. While responsibility for monitoring, review, and analysis of individual securities is spread among various individual members of the portfolio management team, all portfolio management decisions and reviews are based on a team approach.

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Funds.

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Tortoise MLP & Pipeline Fund
Tortoise Select Opportunity Fund
 (together, the “Funds”)

Supplement dated January 31, 2018 to:

Statement of Additional Information (“SAI”) dated March 30, 2017, as amended

Effective January 31, Zachary A. Hamel, Terry C. Matlack, and Kenneth P. Malvey will no longer be involved in the portfolio management of the Funds. Accordingly, all references to them in the SAI are hereby deleted.  In addition, Stephen Pang and Brett Jergens have been added as portfolio managers of the Funds, effective January 1, 2018. Accordingly, the SAI is amended as indicated below.

The heading “Investment Committee” and first two paragraphs under that heading on page 47 of the SAI is deleted and replaced with the following:

Portfolio Managers
Primary responsibility for the day-to-day management of the Fund’s portfolio is the joint responsibility of a team of portfolio managers consisting of Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, Robert J. Thummel, Jr., Steven Pang and Brett Jergens. Each of Messrs. Kessens, Mick, Sallee and Thummel is a Managing Director and Portfolio Manager of the Adviser.  Messrs. Pang and Jergens are Portfolio Managers of the Adviser. Messrs. Kessens, Mick, Sallee, and Thummel have each been portfolio managers involved with managing the Funds since 2013. Messrs. Pang and Jergens have been portfolio managers of the Funds since January 1, 2018.

The following table provides information regarding other accounts, excluding the Funds, managed by the portfolio managers, including information regarding the number of managed accounts that pay a performance fee, as of November 30, 2017:

The Other Accounts Managed table on page 48 of the SAI is deleted and replaced with the following information as of November 30, 2017:

Name of Manager	Account Category	# of Accounts	Total Assets of Accounts	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian A. Kessens
	Registered investment companies	7	$4,566,870,884	0	$ -
	Other pooled investment vehicles	16	$828,789,911	1	$175,772,564
	Other Accounts	965	$6,664,460,902	0	$ -
James R. Mick
	Registered investment companies	7	$4,566,870,884	0	$ -
	Other pooled investment vehicles	16	$828,789,911	1	$175,772,564
	Other Accounts	965	$6,664,460,902	0	$ -
Matthew G.P. Sallee
	Registered investment companies	7	$4,566,870,884	0	$ -
	Other pooled investment vehicles	16	$828,789,911	1	$175,772,564
	Other Accounts	965	$6,664,460,902	0	$ -
Robert J. Thummel, Jr.
	Registered investment companies	7	$4,566,870,884	0	$ -
	Other pooled investment vehicles	16	$828,789,911	1	$175,772,564
	Other Accounts	965	$6,664,460,902	0	$ -
Stephen Pang
	Registered investment companies	7	$4,566,870,884	0	$ -
	Other pooled investment vehicles	16	$828,789,911	1	$175,772,564
	Other Accounts	965	$6,664,460,902	0	$ -
Brett Jergens
	Registered investment companies	7	$4,566,870,884	0	$ -
	Other pooled investment vehicles	16	$828,789,911	1	$175,772,564
	Other Accounts	965	$6,664,460,902	0	$ -

The fourth full paragraph on page 50 of the SAI is deleted and replaced with the following:

Portfolio managers do not receive any direct compensation from the Funds or any other of the managed accounts reflected in the table above. Each of Messrs. Kessens, Mick, Sallee, Thummel, Pang and Jergens has an employment-related agreement with the Adviser and receives base compensation from the Adviser for the services he provides. They are also eligible for an annual cash bonus based on the Adviser’s earnings and the satisfaction of certain other conditions. Each portfolio manager owns an equity interest in Tortoise Investments, LLC, which indirectly wholly owns the Adviser, and each thus benefits from increases in the net income of the Adviser. The Adviser’s earnings are based in part on the value of assets held in the Fund’s portfolio, as the Adviser’s fee to the Fund is a percentage of the daily net assets of the Fund.

The share ownership table on page 51 of the SAI is deleted and replaced with the following information as of November 30, 2017:

Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
Name of Portfolio Manager	MLP & Pipeline Fund	Select Opportunity Fund
Brian A. Kessens	$1 - $10,000	$10,001-$50,000
James R. Mick	$10,001-$50,000	$10,001-$50,000
Matthew G.P. Sallee	$10,001-$50,000	$10,001-$50,000
Robert J. Thummel, Jr.	None	$100,001-$500,000
Stephen Pang	None	None
Brett Jergens	$10,001-$50,000	None

This supplement should be retained with your SAI for future reference.